Presentation of the Financial Statements and Accounting Practices - Summary of quantitative information about lease liability (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease Commitments			$ 78.1
- (Less): short-term leases recognized on a straight-line basis as expense	$ (1.9)	$ (1.9)
- (Less): low-value leases recognized on a straight-line basis as expense	(3.3)	(1.4)
- Discounted using the incremental borrowinig rate	(15.3)
Lease liabilities	$ 57.6	$ 38.6	$ 57.6